Cash Equivalents and Investments (Details) - Schedule of cash and cash equivalents - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Operating accounts	$ 1,383,533	$ 976,538
Restricted accounts		403,811
Subtotal	1,383,533	1,380,349
Held to Maturity Investments
Restricted accounts – certificates of deposit (4 – 24-month maturities, FDIC insured)	276,429	276,270
Subtotal	276,429	276,270
TOTAL	$ 1,659,962	$ 1,656,619